DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
Derivative Instruments And Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 12—DERIVATIVE FINANCIAL INSTRUMENTS

We enter into derivative financial instruments primarily to hedge certain firm purchase or sale commitments and forecasted transactions denominated in foreign currencies. We record these contracts at fair value on our Consolidated Balance Sheets. Depending on the hedge designation at the inception of the contract, the related gains and losses on these contracts are either: (1) deferred as a component of AOCI until the hedged item is recognized in earnings; (2) offset against the change in fair value of the hedged firm commitment through earnings; or (3) recognized immediately in earnings. At inception and on an ongoing basis, we assess the hedging relationship to determine its effectiveness in offsetting changes in cash flows or fair value attributable to the hedged risk. We exclude from our assessment of effectiveness the portion of the fair value of the forward contracts attributable to the difference between spot exchange rates and forward exchange rates. The ineffective portion of a derivative’s change in fair value and any portion excluded from the assessment of effectiveness are immediately recognized in earnings. Gains and losses on derivative financial instruments that are immediately recognized in earnings are included as a component of gain (loss) on foreign currency—net in our Consolidated Statements of Operations. As of December 31, 2016, we designated the majority of our foreign currency forward contracts as cash flow hedging instruments.

As of December 31, 2016, we deferred approximately $25 million of net losses on these derivative financial instruments in AOCI, and we expect to reclassify approximately $11 million of the net deferred losses out of AOCI by December 31, 2017.

As of December 31, 2016, the majority of our derivative financial instruments consisted of foreign currency forward contracts. The notional value of our outstanding derivative contracts totaled $332 million at December 31, 2016, with maturities extending through May 2018. Of this amount, approximately $158 million is associated with various foreign currency expenditures we expect to incur on one of our EPCI projects in the ASA segment. These instruments consist of contracts to purchase or sell foreign-denominated currencies. As of December 31, 2016, the fair value of these contracts was in a net liability position totaling approximately $7 million. The fair value of outstanding derivative instruments is determined using observable financial market inputs, such as quoted market prices, and is classified as Level 2 in nature.

The following table summarizes our asset and liability derivative financial instruments:

	December 31,
	2016	2015
	(In thousands)
Derivatives Designated as Hedges:
Location:
Accounts receivable-other	$2,631	$1,668
Other assets	-	215
Total derivatives asset	$2,631	$1,883

Accrued liabilities	$9,361	$26,649
Other liabilities	4	4,018
Total derivatives liability	$9,365	$30,667

The following table summarizes the effects of derivative instruments on our Consolidated Financial Statements:

	December 31,
	2016	2015	2014
	(in thousands)
Derivatives Designated as Hedges:
Amount of gain (loss) recognized in other comprehensive income (loss)	$4,004	$(57,459)	$(65,503)
Reclassified from AOCI to Cost of operations	34,556	76,034	26,418
Ineffective portion and amount excluded from effectiveness testing gain (loss) recognized in Gain (loss) on foreign currency, net	(1,461)	6,238	6,910

Credit Risk

In the event of nonperformance by counterparties to our derivative financial instruments, we may be exposed to credit-related losses. However, when possible, we enter into International Swaps and Derivative Association agreements with our derivative counterparties to mitigate this risk. We also attempt to mitigate this risk by using highly-rated major financial institutions as counterparties. Our derivative counterparties have the benefit of the same collateral arrangements and covenants as described under our Credit Agreement.